Long-Term Debt (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	0 Months Ended	6 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended		3 Months Ended		0 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended					0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended					0 Months Ended	6 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Refining LLC	Jan. 23, 2013 10.875% Senior Secured Notes, due 2017	Jun. 30, 2013 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017	Dec. 31, 2011 10.875% Senior Secured Notes, due 2017	Apr. 06, 2010 10.875% Senior Secured Notes, due 2017 CRLLC and Coffeyville Finance Inc. (Issuers)	May 29, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Jun. 30, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 CRLLC	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Jun. 30, 2013 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Dec. 31, 2011 First Lien Notes	Nov. 23, 2012 First Lien Notes CRLLC	Oct. 23, 2012 First Lien Notes CRLLC	Dec. 31, 2012 First Lien Notes CRLLC	Dec. 31, 2011 First Lien Notes CRLLC	Apr. 06, 2010 Original Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 30, 2010 Original Notes CRLLC	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties	Dec. 31, 2012 Amended and Restated ABL Credit Facility Credit parties	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Prime	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Jun. 30, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Jan. 23, 2013 Intercompany credit facility CRLLC	Jun. 30, 2013 Intercompany credit facility CRLLC	Jan. 23, 2013 Intercompany credit facility CRLLC Minimum
Long-Term Debt
Long-term debt	$ 772,078,000			$ 550,600,000		$ 772,078,000	$ 728,903,000					$ 220,910,000	$ 220,591,000			$ 500,000,000	$ 500,000,000				$ 456,053,000
Ownership interest in subsidiary (as a percent)									100.00%
Debt registration costs incurred															300,000
Capital lease obligations	51,168,000			50,600,000		51,168,000	52,259,000
Stated interest rate (as a percent)										10.875%	10.875%	10.875%	10.875%	10.875%		6.50%	6.50%		6.50%		9.00%					9.00%		9.00%	9.00%	9.00%
Unamortized discount written off										1,800,000
Aggregate principal amount														225,000,000					500,000,000							275,000,000		200,000,000
Issue price as a percentage of principal amount														98.811%												99.511%		105.00%	105.00%
Accrued interest payable																													3,700,000
Unamortized premium										20,600,000															9,900,000			10,000,000	10,000,000	10,000,000
Proceeds from IPO to be utilized for repurchase of debt										253,000,000
Face amount of debt repurchased										222,800,000												124,100,000	323,000,000
Interest paid upon settlement										9,500,000												1,600,000	1,800,000
Loss on extinguishment of debt	37,540,000	170,000	1,908,000	26,100,000		37,540,000	2,078,000	16,647,000			26,100,000													33,400,000			1,600,000
Write-off of previously deferred financing charges											3,700,000													8,100,000
Total net proceeds from the offering																			492,500,000											202,800,000
Proceeds from IPO to be utilized for repurchase of debt																		348,100,000	348,100,000
Accrued interest settled on redemption				30,500,000	35,800,000	75,232,000	43,844,000	44,770,000														1,600,000	1,800,000
Prepayment Premium																						8,400,000	23,200,000	31,600,000
Portion of unamortized premium written off																								6,300,000
Deferred finance costs																			8,700,000													2,100,000	2,100,000
Estimated fair value																				490,000,000
Borrowing capacity																															400,000,000																					150,000,000
Letter of credit sublimit as a percentage of the total facility commitment																															90.00%
Maximum borrowing capacity optional expansion																															200,000,000
Swingline loans sublimit as a percentage of the total facility commitment																															10.00%
Variable rate basis																																								LIBOR	LIBOR					prime rate	Prime Rate					LIBOR
Basis spread on variable rate (as a percent)																																										1.75%	1.75%	2.00%	2.00%			0.75%	0.75%	1.00%	1.00%	3.00%
Percentage threshold of borrowing base and total commitments for determination of interest rate on borrowings																																		50.00%	50.00%	50.00%	50.00%
Unused line fee (as a percent)																																						0.40%	0.40%
Percentage threshold of borrowing base and total commitments for determination of unused capacity commitment fee																																						50.00%	50.00%
Percentage of deduction of maximum amount available to be drawn under line of credit to compute fees on commercial letters of credit																															0.50%		0.50%
Percentage of customary facing fees																															0.125%		0.125%
Unamortized deferred cost at the time of modification that will continue to be amortized																																2,800,000	2,800,000
Aggregate availability																																372,300,000	372,900,000																				150,000,000
Outstanding letters of credit																																27,700,000	27,100,000
Borrowings outstanding																																0	0
Term of credit facility																																																				6 years
Amount of default of other indebtness under customary events of default																																																						$ 25,000,000